Investments - Summary of Net Realized Gains (Losses) (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Net impairment losses		$ (10.7)	$ (6.4)
Tax credit investments		(47.1)	(54.9)
Net gains (losses) - FIA		0.7	48.1
DAC and VOBA adjustment		3.7	(16.6)
Other		(53.8)	(7.6)
Marketable equity securities, trading		0.0	0.0
Net realized gains (losses)		(110.3)	1.9
Predecessor Company
Gain (Loss) on Investments [Line Items]
Net impairment losses	$ (3.8)			$ (38.6)
Tax credit investments	(0.6)			(40.9)
Net gains (losses) - FIA	(4.2)			(16.1)
DAC and VOBA adjustment	(0.5)			7.2
Other	3.5			(13.0)
Marketable equity securities, trading	(22.5)			10.0
Net realized gains (losses)	(26.9)			(93.1)
Change in fair value of trading securities gains (losses)	(22.7)			4.0
Fixed maturities
Gain (Loss) on Investments [Line Items]
Gross gains on sales		20.7	23.1
Gross losses on sales		(24.3)	(10.4)
Net impairment losses		(10.7)	(6.4)
Fixed maturities | Predecessor Company
Gain (Loss) on Investments [Line Items]
Gross gains on sales	2.4			13.2
Gross losses on sales	(1.2)			(22.2)
Net impairment losses	(3.8)			(38.6)
Marketable equity securities
Gain (Loss) on Investments [Line Items]
Gross gains on sales		4.7	29.9
Gross losses on sales		$ (4.2)	$ (3.3)
Marketable equity securities | Predecessor Company
Gain (Loss) on Investments [Line Items]
Gross gains on sales	0.0			10.4
Gross losses on sales	$ 0.0			$ (3.1)